Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,566,049		$ 1,469,435
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	$ 1,700		$ 1,300
Percentage of underlying collateral rated as investment grade	70.00%		70.00%
Principal amount that would be payable to securitization vehicles	$ 1,700		$ 1,300
Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,268,200		1,199,225
Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	32,213		24,809
Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	196,510		184,959
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,039		3,247
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,347		3,314
Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,954		13,063
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	22,859		26,099
Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,251		898
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,764		1,131
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,912		12,690
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	40,645		32,037
Maximum exposure to loss	40,645		32,037
Debt and equity interests [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,846		2,458
Maximum exposure to loss	2,846		2,458
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,644		1,228
Maximum exposure to loss	1,644		1,228
Debt and equity interests [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	8,756		6,323
Maximum exposure to loss	8,756		6,323
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11		0
Maximum exposure to loss	11		0
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5,221		3,207
Maximum exposure to loss	5,221		3,207
Debt and equity interests [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,044		8,956
Maximum exposure to loss	13,044		8,956
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	7,809		9,094
Maximum exposure to loss	7,809		9,094
Debt and equity interests [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	518		213
Maximum exposure to loss	518		213
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	49		47
Maximum exposure to loss	49		47
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	747		511
Maximum exposure to loss	747		511
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,562		12,518
Maximum exposure to loss	12,562		12,518
Servicing assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11,684		11,665
Maximum exposure to loss	11,684		11,665
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	209		141
Maximum exposure to loss	209		141
Servicing assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	650		712
Maximum exposure to loss	650		712
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	19		0
Maximum exposure to loss	19		0
Derivative [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	325		157
Maximum exposure to loss	653		460
Derivative [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	251		203
Maximum exposure to loss	251		203
Derivative [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	163		64
Maximum exposure to loss	163		64
Derivative [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(71)		(66)
Maximum exposure to loss	89		76
Derivative [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Derivative [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(18)		(44)
Maximum exposure to loss	150		117
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,316)		(3,517)
Maximum exposure to loss	10,247		10,122
Other commitments and guarantees [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(581)		(386)
Maximum exposure to loss	2,507		1,452
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(8)		(1)
Maximum exposure to loss	345		1
Other commitments and guarantees [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(32)		(26)
Maximum exposure to loss	5,715		7,152
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(105)		(57)
Maximum exposure to loss	105		57
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Other commitments and guarantees [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	656		444
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2,585)		(3,047)
Maximum exposure to loss	725		866
Other commitments and guarantees [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	38		0
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0		0
Maximum exposure to loss	0		0
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(5)		0
Maximum exposure to loss	156		150
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	50,216		41,195
Net assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,949		13,737
Net assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,845		1,368
Net assets [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	9,625		7,212
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	69		7
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5,221		3,207
Net assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,973		8,890
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5,224		6,047
Net assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	518		213
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	49		47
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	743		467
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	64,107		55,137
Total exposure [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	17,037		15,575
Total exposure [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,198		1,370
Total exposure [Member] | Commercial Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	15,372		14,390
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	279		121
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,221		3,207
Total exposure [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	13,789		9,476
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8,534		9,960
Total exposure [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	556		213
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	49		47
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,072		778
Equity Interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	8,100		8,900
Student Loans, Government Guaranteed [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans sold, carrying value	8,300
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	217
Loans [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans receivable	6,500		4,900
Other Investments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities available for sale portfolio of ARS issued by VIEs	567		502
Trust preferred securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2,100)		(2,200)
Securitizations and Variable Interest Entities Textual [Abstract]
Trust preferred securities redeemed		$ 2,800
Trust preferred securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value - equity	$ 2,500		$ 2,500